UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trevor Stewart Burton & Jacobsen, Inc.

Address:   405 Lexington Avenue
           New York, NY 10174


Form 13F File Number: 28-02774


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Romanna D. Kekish
Title:  Vice President
Phone:  212-972-8157

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish              New York, NY 10174                 11/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:  $      172,814
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABAXIS INC.                   Common         002567105      422   18,400 X                             10,500      0  7900
ABBOTT LABORATORIES           Common         002824100     5038   98,509 X                             89,259      0  9250
ABBOTT LABORATORIES           Common         002824100       51    1,000          X                         0      0  1000
AFLAC INC.                    Common         001055102     5676  162,395 X                            141,170      0 21225
AIR PRODUCTS & CHEMICALS INC. Common         009158106     5879   76,975 X                             67,225      0  9750
AIR PRODUCTS & CHEMICALS INC. Common         009158106       31      400          X                         0      0   400
APACHE CORP                   Common         037411105     5101   63,575 X                             54,935      0  8640
BAKER HUGHES INC              Common         057224107      906   19,635 X                             18,105      0  1530
BARRICK GOLD CORP             Common         067901108     2087   44,735 X                             36,155      0  8580
C S X CORPORATION             Common         126408103     4381  234,675 X                            200,900      0 33775
CATERPILLAR INC               Common         149123101     4201   56,900 X                             48,525      0  8375
CATERPILLAR INC               Common         149123101       37      500          X                         0      0   500
CHEVRON CORP                  Common         166764100     2110   22,786 X                             17,386      0  5400
COLGATE-PALMOLIVE             Common         194162103      432    4,870 X                              3,120      0  1750
CONOCOPHILLIPS                Common         20825C104     3745   59,150 X                             49,050      0 10100
DEVON ENERGY CORP             Common         25179M103      895   16,150 X                             10,750      0  5400
DEVRY INC                     Common         251893103     4505  121,875 X                            103,645      0 18230
DIAMOND OFFSHORE DRILLING     Common         25271C102     3650   66,680 X                             58,315      0  8365
DOMINION RESOURCES INC        Common         25746U109      416    8,200 X                              3,800      0  4400
DOW CHEMICAL                  Common         260543103     3027  134,780 X                            122,430      0 12350
EMC CORP                      Common         268648102     5668  270,055 X                            236,005      0 34050
EMERSON ELECTRIC CO           Common         291011104     5654  136,856 X                            124,620      0 12236
EMERSON ELECTRIC CO           Common         291011104       58    1,400          X                         0      0  1400
EXXON MOBIL CORPORATION       Common         30231G102      748   10,305 X                              4,249      0  6056
FLOWSERVE CORP                Common         34354P105     4987   67,395 X                             60,205      0  7190
FLUOR CORP                    Common         343412102      739   15,865 X                             13,870      0  1995
FRANKLIN STREET PPTYS CORP    Common         35471R106      136   12,000 X                             12,000      0     0
GRACO INC.                    Common         384109104     4669  136,760 X                            119,015      0 17745
GRANITE CONSTRUCTION INC.     Common         387328107     3396  180,950 X                            153,550      0 27400
HARRIS CORP                   Common         413875105     5450  159,500 X                            139,250      0 20250
HONDA MOTOR CO LTD ADR        Common         438128308     3887  133,330 X                            111,030      0 22300
ILLINOIS TOOL WORKS INC       Common         452308109     6465  155,410 X                            136,470      0 18940
ILLINOIS TOOL WORKS INC       Common         452308109       50    1,200          X                         0      0  1200
ITT EDUCATIONAL SERVICES INC  Common         45068B109       58    1,000          X                         0      0  1000
ITT EDUCATIONAL SERVICES INC  Common         45068B109     4830   83,880 X                             74,520      0  9360
J.P. MORGAN CHASE & CO        Common         46625H100      923   30,650 X                             21,450      0  9200
JACOBS ENGINEERING GRP        Common         469814107     4789  148,325 X                            129,905      0 18420
JACOBS ENGINEERING GRP        Common         469814107       32    1,000          X                         0      0  1000
JOHNSON & JOHNSON INC         Common         478160104      694   10,900 X                              5,200      0  5700
KANSAS CITY SOUTHERN          Common         485170302     1983   39,700 X                             34,700      0  5000
LINCOLN NATIONAL CORP         Common         534187109     3043  194,718 X                            160,653      0 34065
LINCOLN NATIONAL CORP         Common         534187109       31    2,000          X                         0      0  2000
MCDONALD'S  CORP              Common         580135101      628    7,150 X                              6,050      0  1100
MONSANTO CO                   Common         61166W101      426    7,100 X                              5,100      0  2000
MOSAIC CO                     Common         61945C103      764   15,600 X                             14,075      0  1525
NEWMONT MINING CORP           Common         651639106     1242   19,725 X                             14,900      0  4825
NORFOLK SOUTHERN CORP         Common         655844108     1521   24,920 X                             21,260      0  3660
PEABODY ENERGY CORP           Common         704549104      708   20,900 X                             16,900      0  4000
PEPSICO INC                   Common         713448108      898   14,500 X                              8,100      0  6400
POSCO ADR                     Common         693483109      418    5,500 X                              3,700      0  1800
POTASH CORP OF SASKATCHEWAN   Common         73755L107     1065   24,640 X                             16,300      0  8340
PRAXAIR INC                   Common         74005P104     6339   67,810 X                             55,870      0 11940
PROCTER & GAMBLE CO           Common         742718109      720   11,400 X                              8,600      0  2800
QUALCOMM INC                  Common         747525103     1982   40,760 X                             34,920      0  5840
RAYTHEON CO                   Common         755111507     5389  131,850 X                            117,125      0 14725
RAYTHEON CO                   Common         755111507       41    1,000          X                         0      0  1000
RIO TINTO PLC ADR             Common         767204100      532   12,080 X                              9,480      0  2600
S.Y. BANCORP INC              Common         785060104      192   10,290 X                             10,290      0     0
SCOTTS MIRACLE-GRO CO         Common         810186106     3937   88,280 X                             78,830      0  9450
ST JUDE MEDICAL INC.          Common         790849103     5741  158,625 X                            143,225      0 15400

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ST JUDE MEDICAL INC.          Common         790849103       54    1,500          X                         0      0  1500
STRYKER CORP                  Common         863667101     6171  130,935 X                            116,445      0 14490
TEREX CORP                    Common         880779103     3168  308,800 X                            266,300      0 42500
THERMO FISHER SCIENTIFIC INC. Common         883556102     1655   32,685 X                             27,990      0  4695
TORO CO                       Common         891092108     3547   72,000 X                             64,475      0  7525
TRANSOCEAN LTD                Common         H8817H100      739   15,475 X                             13,805         1670
U.S. BANCORP                  Common         902973304      282   12,000 X                              5,400      0  6600
URS CORP                      Common         903236107     4522  152,450 X                            128,300      0 24150
URS CORP                      Common         903236107       30    1,000          X                         0      0  1000
VALLEY NATIONAL BANCORP       Common         919794107      120   11,328 X                                  0      0 11328
VERIZON COMMUNICATIONS        Common         92343V104      326    8,849 X                              1,749      0  7100
VULCAN MATERIALS CO           Common         929160109     2563   93,000 X                             79,100      0 13900
WALGREEN CO                   Common         931422109     6214  188,930 X                            162,505      0 26425


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